Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Warrant Activity

The following is a summary of warrant activity for 2014 and 2013:

	Number of		Weighted
	Shares Issuable	Weighted Avg.	Remaining
	Under Warrants	Exercise Price	Life (Years)

Balance, December 31, 2012	1,557,980	$4.16
Issued	798,872	3.80
Exchanged for shares	(1,948,948)	4.02
Balance, December 31, 2013	407,904	3.35	3.43
Issued	8,495,444	2.05
Balance, December 31, 2014	8,903,348	2.06	4.57

Summary of Assumptions Used to Determine Fair Value of Warrants

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions for the three and six months ended June 30, 2015 and 2014:

Both Periods
Expected term	1.5 - 5 Years
Expected dividend	0
Volatility	26% - 38%
Risk-free interest rate	0.25% - 1.37%

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions for the years ended December 31, 2014 and 2013:

Both
Periods
Expected term	1.5 - 5 Years
Expected dividend	0
Volatility	26% - 38%
Risk-free interest rate	0.12% - 1.14%